Weighted Average Assumptions of Black-Scholes Option-Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.13%	0.71%	0.64%
Expected volatility	42.97%	44.81%	53.13%
Expected life (in years)	4 years 15 days	4 years 26 days	4 years
Dividend yield	0.76%	0.80%	1.04%
Weighted-average estimated fair value of options granted during the year	$ 25.80	$ 21.96	$ 13.96